REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Preferred Shares
The following table presents changes in preferred shares outstanding for the years ended December 31, 2020 and 2019:

	Preferred Shares
	Shares	Amount
Balance at December 31, 2018	7,479,862	$68,533
Issued	3,020,578	24,951
Balance at December 31, 2019	10,500,440	93,484
Issued	102,777	788
Converted to common shares in Merger	(10,603,217)	(94,272)
Balance at December 31, 2020	—	$—
The following table presents the amount of preferred shares outstanding by series:

	December 31,
	2020	2019
Preferred shares outstanding:
Series A	—	1,175,544
Series B	—	2,222,886
Series C	—	1,634,249
Series D	—	502,630
Series E	—	4,965,131
Total preferred shares outstanding	—	10,500,440

Schedule of Stock Conversion
On November 17, 2020, all shares of preferred stock were converted to common shares as follows:

	Shares Before Conversion	Conversion Ratio	Common Shares Issued
Series A preferred stock	1,175,544	1.0000000000	1,175,544
Series B preferred stock	2,222,886	1.0000000000	2,222,886
Series C preferred stock	1,634,249	1.5405636364	2,517,665
Series D preferred stock	502,630	1.6175909091	813,050
Series E preferred stock	5,067,908	1.0000000000	5,067,910
Total	10,603,217		11,797,055

Schedule Of Dividend Rights By Class Of Stock	The annual dividend rate by series is as follows:

Series A	$0.410000	CAD
Series B	$0.567800	CAD
Series C	$1.355696	CAD
Series D	$1.423480	CAD
Series E	$0.880000	CAD

Schedule Of Temporary Equity Liquidation Rights	The amount received per share is as follows:

Series A	$5.1252	CAD
Series B	$7.0970	CAD
Series C	$16.9462	CAD
Series D	$17.7935	CAD
Series E	$11.0000	CAD

Schedule Of Temporary Equity Conversion Rates	Conversion rates are as follows:

Series A	$5.1252	CAD
Series B	$7.0970	CAD
Series C	$11.0000	CAD
Series D	$11.0000	CAD
Series E	$11.0000	CAD

Schedule of Assumptions in Valuation of Stock Options Granted
The key input assumptions that were utilized in the valuation of the stock options granted in the periods presented are as follows:

	December 31, 2020
	Low	Weighted Average	High	Total
Awards Granted				442,830
Weighted Average Fair Value of Awards		$0.72 USD
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$1.34 USD	$1.34 USD	$1.34 USD
Market Price	$1.34 USD	$1.34 USD	$1.34 USD
Volatility	60%	60%	60%
Risk Free Rate	0.43%	0.43%	0.44%
Dividend Yield	—%	—%	—%
Expected Life	5.87	5.92	6.02

	December 31, 2019
	Low	Weighted Average	High	Total
Awards Granted				429,538
Weighted Average Fair Value of Awards		$0.61 USD
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$1.31 USD	$1.31 USD	$1.31 USD
Market Price	$1.31 USD	$1.31 USD	$1.31 USD
Volatility	60%	60%	60%
Risk Free Rate	1.50%	1.50%	1.50%
Dividend Yield	—%	—%	—%
Expected Life	4	4	4

Schedule of Outstanding Awards Activity
The following table present MedAvail's outstanding awards activity during the year ended December 31, 2020.

	Number of Awards	Weighted Average Exercise Price		Weighted Average Share Price on Date of Exercise		Weighted Average Fair Value		Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, beginning of period	2,391,401	$1.59	USD			$0.76	USD		$—	USD
Granted	442,830	$1.34	USD			$0.72	USD		$4,959,936	USD
Exercised/Released	(160,090)	$1.84	USD	$11.09	USD	$0.98	USD		$1,481,566	USD
Cancelled/Forfeited	(235,121)	$1.63	USD			$0.76	USD		$2,886,236	USD
Outstanding, end of period	2,439,020	$1.56	USD			$0.76	USD	8.2	$32,894,214	USD
Vested and exercisable, end of the period	1,745,376	$1.63	USD			$0.78	USD	7.9	$23,427,716	USD
Vested and unvested exercisable, end of the period	1,745,376	$1.63	USD			$0.78	USD	7.9	$23,427,716	USD
Vested and expected to vest, end of the period	2,386,417	$1.57	USD			$0.76	USD	8.2	$32,174,927	USD
The following table present MedAvail's outstanding awards activity during the year ended December 31, 2019.

	Number of Awards	Weighted Average Exercise Price		Weighted Average Share Price on Date of Exercise		Weighted Average Fair Value		Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, beginning of period	2,081,545	$1.66	USD			$0.79	USD		$—	USD
Granted	429,538	$1.31	USD			$0.61	USD		$—	USD
Exercised/Released	(22,322)	$1.60	USD	$1.60	USD	$0.83	USD		$—	USD
Cancelled/Forfeited	(97,360)	$1.70	USD			$0.83	USD		$—	USD
Outstanding, end of period	2,391,401	$1.59	USD			$0.76	USD	8.8	$—	USD
Vested and exercisable, end of the period	1,678,842	$1.66	USD			$0.80	USD	8.6	$—	USD
Vested and unvested exercisable, end of the period	1,678,842	$1.66	USD			$0.80	USD	8.6	$—	USD
Vested and expected to vest, end of the period	2,327,518	$1.60	USD			$0.76	USD	8.8	$—	USD

Schedule of Nonvested Share Activity
The following table present MedAvail's unvested awards activity during the year ended December 31, 2020.

	Number of Awards	Weighted Average Exercise Price		Weighted Average Grant Date Fair Value		Weighted Average Remaining Amortization Period (Years)
Unvested outstanding, beginning of period	712,559	$1.44	USD	$0.68	USD
Granted	442,830	$1.34	USD	$0.72	USD
Cancelled/Forfeited	(18,481)	$1.54	USD	$0.76	USD
Vested, outstanding shares	(443,264)	$1.44	USD	$0.72	USD
Unvested outstanding, end of period	693,644	$1.40	USD	$0.69	USD	2.5
The following table presents MedAvail's unvested awards activity during the year ended December 31, 2019.

	Number of Awards	Weighted Average Exercise Price		Weighted Average Grant Date Fair Value		Weighted Average Remaining Amortization Period (Years)
Unvested Outstanding, beginning of period	574,851	$1.61	USD	$0.77	USD
Granted	429,538	$1.31	USD	$0.61	USD
Cancelled/Forfeited	(40,844)	$1.69	USD	$0.82	USD
Vested, outstanding shares	(250,986)	$1.57	USD	$0.76	USD
Unvested Outstanding, end of period	712,559	$1.44	USD	$0.68	USD	2.9

Schedule of MedAvail Share-based Compensation Expense	The following table presents MedAvail's expense related to share-based compensation:

	Year Ended December 31,
	2020	2019
Share-based compensation	$380	$354

Schedule of Warrants Issued
Warrants issued were as follows, including 523,483 warrants issued to the Company’s related parties (investors) with consistent terms:

Year Ended December 31, 2020
Issue Date	Reason for issuance	Amount	Term (years)	Exercise Price (USD)
2/11/2020	Equity offering	27,427	10	$1.57
2/11/2020	Payment for services	309,698	10	$0.01
2/19/2020	Payment for services	6,855	10	$1.57
5/26/2020	Issuance of promissory note	115,374	0.5	$1.57
6/4/2020	Payment for services	16,119	10	$1.57
6/9/2020	Issuance of promissory note	1,676	0.5	$1.57
6/10/2020	Issuance of promissory note	761	0.5	$1.57
6/17/2020	Issuance of promissory note	319	0.5	$1.57
6/29/2020	Payment for services	84,911	10	$0.01
7/2/2020	Bridge financing	2,285	10	$1.57
8/14/2020	Bridge financing	1,524	10	$1.57
8/21/2020	Bridge financing	2,285	10	$1.57
10/2/2020	Bridge financing	6,857	10	$1.57
10/6/2020	Bridge financing	61,331	10	$1.57
10/7/2020	Bridge financing	381	10	$1.57
11/12/2020	Option cancellation	201,648	8	$1.57
11/18/2020	Payment for services	58,518	5	$0.01
At the end of the year, MedAvail had outstanding the following warrants:

	December 31, 2020			December 31, 2019
	Warrants	Exercise price	Term (years)	Warrants	Exercise price	Term (years)
Common	571,355	$0.01		118,228	$0.01
Common	288,352	$6.93		288,352	$6.93
Common	260,250	$1.66		260,250	$1.66
Common	557,598	$1.57		120,380	$1.57
Total	1,677,555	$1.97	7.8	787,210	$3.33	9.2